Environmental, Health and Safety Matters (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Site Contingency [Line Items]
Capital expenditures for EHS matters	$ 20	$ 13	$ 35
Environmental reserves	10	$ 8
Harrisburg Remediation
Site Contingency [Line Items]
Environmental reserves	2
Calais Remediation
Site Contingency [Line Items]
Environmental reserves	5
Duisburg Remediation
Site Contingency [Line Items]
Environmental reserves	$ 1